Commitments	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Commitments [Abstract]
Commitments
Note 9:  Commitments

The Company has entered into a steam contract with an unrelated party under which the vendor agreed to provide the steam required by the Company, up to 475,000 pounds per hour. The Company agreed to pay a net energy rate for all steam provided under the contract as well as a monthly demand charge. The net energy rate is set for the first three years then adjusted each year beginning on the third anniversary date.  The steam contract will remain in effect until January 1, 2019.  Expenses under this agreement for the three months ended December 31, 2011 and 2010 were $2,861,508 and $2,344,289, respectively.

Note 10:    Commitments

The Company has entered into a steam contract with an unrelated party under which the vendor agreed to provide the steam required by the Company, up to 475,000 pounds per hour. The Company agreed to pay a net energy rate for all steam provided under the contract as well as a monthly demand charge. The net energy rate is set for the first three years then adjusted each year beginning on the third anniversary date.  The steam contract will remain in effect until January 1, 2019.  Expenses under this agreement for the year ended September 30, 2011 and 2010 were $10,984,798 and $11,089,373, respectively.

In April, 2008 the Company entered into a Firm Throughput Service Agreement with a natural gas supplier, an unrelated party, under which the vendor agreed to provide the gas required by the Company, up to 900 Dth per day. The Company agreed to pay the maximum reservation and commodity rates as provided under the vendor's FERC Gas Tariff as revised from time to time, as well as other additional charges. The agreement specifies an in-service date of October 1, 2008, and the term of the agreement is seven years.  Expenses for the year ended September 30, 2011 and 2010 were $40,217 and $32,089, respectively.

The Company purchased 70,608 and 68,601 kilowatts of electricity for the years ended September 30, 2011 and 2010, respectively, from an unrelated party, MidAmerica Energy Company ("MidAm") under an Electric Service Contract ("Electric Contract") dated December 15, 2006.  Under the Electric Contract, the Company is allowed to install a standby generator, which would operate in the event MidAm is unable to provide the Company with electricity.

In the Electric Contract, the Company agreed to own and operate a 13kV switchgear with metering bay, all distribution transformers, and all 13kV and low voltage cable on the Company's side of the switchgear.  The Company agreed to pay (i) a service charge of $200 per meter, (ii) a demand charge of $3.38 in the Summer and $2.89 in the Winter (iii) a reactive demand charge of $0.49/kVAR of reactive demand in excess of 50% of billing demand, (iv) an energy charge ranging from $0.03647 to $0.01837 per kilowatt hour, depending on the amount of usage and season, (v) tax adjustments, (vi) AEP and energy efficiency cost recovery adjustments, and (vii) a CNS capital additions tracker.  These rates only apply to the primary voltage electric service provided under the Electric Contract.  The electric service will continue at these prices for up to 60 months, but in any event will terminate on June 30, 2012.  The pricing under the Electric Contract is based on the assumptions that the Company will have an average billing demand of 7,300 kilowatts per month and that the Company will average an 85% load factor over a 12 month period.  If these assumptions are not met, the Company will pay the most applicable tariff rate.  Additionally, at any time, the Company may elect to be charged under one of MidAm's electric tariffs.

In January, 2007, the Company entered into an agreement with an unrelated party, Iowa Interstate Railroad, LTD, to provide the transportation of the Company's commodities from Council Bluffs, Iowa to an agreed upon customer location.   The agreement continues for five years and will automatically renew for additional one year periods unless cancelled by either party.  The Company agreed to pay a mutually agreed upon rate per car.  Expenses for the year ended September 30, 2011 and 2010 were approximately $574,058 and $735,884, respectively, of which approximately $45,850 was included in accounts payable each year.

In August, 2008, the Company entered into an agreement with an unrelated party which establishes terms governing the Company's purchase of natural gas.  The agreement commenced in August, 2008 and has a term of two years.  The agreement was renewed in the spring of 2011 for an additional one year period.  The Company has incurred expenses of $3,358,519 and $3,135,678, for the year ended September 30, 2011 and 2010, respectively.

The Company leases certain equipment, vehicles, and operating facilities under non-cancellable operating leases that expire on various dates through 2017.  The future minimum lease payments required under these leases are approximately $5,181,000 in 2012, $5,578,000 in 2013, $5,531,000 in 2014, $5,398,000 in 2015, $5,398,000 in 2016 and $13,186,000 thereafter.  Rent expense related to operating leases for the years ended September 30, 2011 and 2010 was $5,633,982 and $5,937,612, respectively.